Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42951
Entity Registrant Name	WeShop Holdings Limited
Entity Central Index Key	0002048271
Entity Address, Address Line One	Hawk House
Entity Address, Address Line Two	22 The Esplanade
Entity Address, City or Town	Jersey
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE1 1HH